UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON PARTNERS

SMALL CAP CORE FUND

FORM N-Q

SEPTEMBER 30, 2007

LEGG MASON PARTNERS SMALL CAP CORE FUND

Schedule of Investments (unaudited)	September 30, 2007

SHARES	SECURITY	VALUE
COMMON STOCKS - 99.4%
CONSUMER DISCRETIONARY - 15.4%
Auto Components - 1.2%
12,800	Cooper Tire & Rubber Co.	$312,320
11,000	Lear Corp. *	353,100

	Total Auto Components	665,420

Diversified Consumer Services - 1.5%
17,343	Sotheby’s Holdings Inc.	828,822

Hotels, Restaurants & Leisure - 1.0%
4,097	Bluegreen Corp. *	31,752
14,900	Texas Roadhouse Inc., Class A Shares *	174,330
11,100	WMS Industries Inc. *	367,410

	Total Hotels, Restaurants & Leisure	573,492

Household Durables - 1.7%
5,700	CSS Industries Inc.	205,029
31,200	Syntax-Brillian Corp. *	126,984
9,362	Tempur-Pedic International Inc.	334,692
9,213	Tupperware Brands Corp.	290,117

	Total Household Durables	956,822

Internet & Catalog Retail - 2.2%
8,478	FTD Group Inc.	126,153
12,898	Priceline.com Inc. *	1,144,697

	Total Internet & Catalog Retail	1,270,850

Leisure Equipment & Products - 0.3%
7,300	JAKKS Pacific Inc. *	194,983

Multiline Retail - 1.0%
18,650	Big Lots Inc. *	556,516

Specialty Retail - 3.7%
12,310	Aaron Rents Inc.	274,513
15,055	Aeropostale Inc. *	286,948
6,469	Asbury Automotive Group Inc.	128,151
11,147	Charming Shoppes Inc. *	93,635
15,735	Collective Brands Inc. *	347,114
7,566	Gymboree Corp. *	266,626
9,884	Men’s Wearhouse Inc.	499,340
10,541	Rent-A-Center Inc. *	191,108
214	Select Comfort Corp. *	2,985

	Total Specialty Retail	2,090,420

Textiles, Apparel & Luxury Goods - 2.8%
4,200	Columbia Sportswear Co.	232,302
9,500	Maidenform Brands Inc. *	150,860
7,734	Perry Ellis International Inc. *	214,309
11,179	Phillips-Van Heusen Corp.	586,674
9,824	True Religion Apparel Inc. *	172,902
8,724	Wolverine World Wide Inc.	239,038

	Total Textiles, Apparel & Luxury Goods	1,596,085

	TOTAL CONSUMER DISCRETIONARY	8,733,410

CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 1.5%
13,300	Ruddick Corp.	446,082
16,400	Spartan Stores Inc.	369,492

	Total Food & Staples Retailing	815,574

Food Products - 1.2%
6,800	Imperial Sugar Co.	177,684
7,800	Pilgrim’s Pride Corp.	270,894

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
Food Products - 1.2% (continued)
6,000	Sanderson Farms Inc.	$250,020

	Total Food Products	698,598

Personal Products - 0.3%
3,600	NBTY Inc. *	146,160

Tobacco - 0.8%
6,000	Universal Corp.	293,700
8,085	Vector Group Ltd.	181,185

	Total Tobacco	474,885

	TOTAL CONSUMER STAPLES	2,135,217

ENERGY - 7.1%
Energy Equipment & Services - 3.5%
3,600	Dawson Geophysical Co. *	279,036
46,524	Grey Wolf Inc. *	304,732
10,500	GulfMark Offshore Inc. *	510,930
81,045	Parker Drilling Co. *	658,086
20,562	Pioneer Drilling Co. *	250,445

	Total Energy Equipment & Services	2,003,229

Oil, Gas & Consumable Fuels - 3.6%
7,322	Alon USA Energy Inc.	247,337
6,000	Bois d’Arc Energy Inc. *	115,020
9,761	Delek US Holdings Inc.	244,806
10,232	Holly Corp.	612,181
4,600	Penn Virginia Corp.	202,308
15,700	Petroquest Energy Inc. *	168,461
7,300	Rosetta Resources Inc. *	133,882
7,234	Swift Energy Co. *	296,015

	Total Oil, Gas & Consumable Fuels	2,020,010

	TOTAL ENERGY	4,023,239

FINANCIALS - 12.0%
Capital Markets - 0.8%
3,200	GFI Group Inc. *	275,584
7,700	optionsXpress Holdings Inc.	201,278

	Total Capital Markets	476,862

Commercial Banks - 2.5%
7,244	City Holding Co.	263,754
5,195	Nara Bancorp Inc.	81,146
4,530	Preferred Bank	178,210
7,774	Southwest Bancorp of Oklahoma Inc.	146,307
13,273	Sterling Bancshares of Texas Inc.	151,445
6,600	SVB Financial Group *	312,576
2,717	West Coast Bancorp	77,190
17,683	Wilshire Bancorp Inc.	193,982

	Total Commercial Banks	1,404,610

Consumer Finance - 1.8%
7,600	Advanta Corp., Class B	208,392
11,653	Cash America International Inc.	438,153
9,000	Dollar Financial Corp. *	256,770
3,691	World Acceptance Corp. *	122,098

	Total Consumer Finance	1,025,413

Insurance - 3.7%
10,670	Aspen Insurance Holdings Ltd.	297,800
8,513	Delphi Financial Group, Class A Shares	344,095
22,300	Phoenix Cos. Inc.	314,653
12,700	Platinum Underwriters Holdings Ltd.	456,692
4,210	Reinsurance Group Of America	238,665

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
Insurance - 3.7% (continued)
4,800	RLI Corp.	$272,256
4,240	Seabright Insurance Holdings Inc. *	72,377
977	Transatlantic Holdings Inc.	68,712

	Total Insurance	2,065,250

Real Estate Investment Trusts (REITs) - 3.2%
10,735	Ashford Hospitality Trust	107,887
20,989	Hersha Hospitality Trust	207,791
6,459	Jones Lang LaSalle Inc.	663,727
14,212	National Retail Properties Inc.	346,489
5,800	Potlatch Corp.	261,174
7,689	Ramco-Gershenson Properties Trust	240,204

	Total Real Estate Investment Trusts (REITs)	1,827,272

	TOTAL FINANCIALS	6,799,407

HEALTH CARE - 14.7%
Biotechnology - 3.6%
5,775	Cephalon Inc. *	421,921
1,251	Cubist Pharmaceuticals Inc. *	26,434
22,571	LifeCell Corp. *	847,992
14,027	Ligand Pharmaceuticals Inc., Class B Shares	74,904
12,750	Martek Biosciences Corp. *	370,133
8,116	OSI Pharmaceuticals Inc. *	275,863

	Total Biotechnology	2,017,247

Health Care Equipment & Supplies - 3.1%
3,992	Bio-Rad Laboratories Inc., Class A *	361,276
7,700	Cantel Medical Corp. *	120,197
8,400	Cynosure Inc., Class A Shares *	309,960
6,467	Haemonetics Corp. *	319,599
6,500	Mentor Corp.	299,325
13,759	STERIS Corp.	376,033

	Total Health Care Equipment & Supplies	1,786,390

Health Care Providers & Services - 4.2%
8,093	Amedisys Inc. *	310,933
11,715	AMERIGROUP Corp. *	403,933
11,700	Centene Corp. *	251,667
12,900	LHC Group Inc. *	276,963
9,400	Medcath Corp. *	258,124
14,510	Res-Care Inc. *	331,409
5,131	WellCare Health Plans Inc. *	540,961

	Total Health Care Providers & Services	2,373,990

Pharmaceuticals - 3.8%
20,067	Alpharma Inc., Class A Shares	428,631
17,786	K-V Pharmaceutical Co., Class A Shares *	508,680
18,900	Par Pharmaceutical Cos. Inc. *	350,784
4,939	Perrigo Co.	105,448
26,046	Sciele Pharma Inc. *	677,717
12,386	ViroPharma Inc. *	110,235

	Total Pharmaceuticals	2,181,495

	TOTAL HEALTH CARE	8,359,122

INDUSTRIALS - 14.0%
Aerospace & Defense - 0.5%
3,690	Ceradyne Inc. *	279,481

Air Freight & Logistics - 0.1%
1,700	Hub Group Inc., Class A Shares *	51,051

Airlines - 1.0%
17,185	Republic Airways Holdings Inc. *	363,806

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
Airlines - 1.0% (continued)
7,504	SkyWest Inc.	$188,876

	Total Airlines	552,682

Commercial Services & Supplies - 5.3%
7,550	ABM Industries Inc.	150,849
12,448	Administaff Inc.	451,863
19,633	Comfort Systems USA Inc.	278,789
3,570	Consolidated Graphics Inc. *	224,160
5,900	Deluxe Corp.	217,356
11,883	Herman Miller Inc.	322,505
23,338	IKON Office Solutions Inc.	299,893
11,362	Kforce Inc. *	146,115
7,627	Korn/Ferry International *	125,922
13,087	Steelcase Inc., Class A Shares	235,304
5,300	United Stationers Inc. *	294,256
14,250	Volt Information Sciences Inc. *	251,370

	Total Commercial Services & Supplies	2,998,382

Electrical Equipment - 1.8%
7,596	AO Smith Corp.	333,312
11,300	AZZ Inc. *	395,048
4,484	Genlyte Group Inc. *	288,142

	Total Electrical Equipment	1,016,502

Machinery - 4.5%
9,000	Astec Industries Inc. *	517,050
11,135	EnPro Industries Inc. *	452,081
7,005	Gardner Denver Inc. *	273,195
6,800	Greenbrier Cos. Inc.	181,628
8,660	Lincoln Electric Holdings Inc.	672,103
12,885	Wabtec Corp.	482,672

	Total Machinery	2,578,729

Marine - 0.6%
10,797	Horizon Lines Inc., Class A	329,632

Trading Companies & Distributors - 0.2%
4,851	Rush Enterprises Inc. *	122,973

	TOTAL INDUSTRIALS	7,929,432

INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 3.3%
17,570	Avocent Corp. *	511,638
10,962	CommScope Inc. *	550,731
3,300	Comtech Telecommunications Corp *	176,517
20,340	NETGEAR Inc. *	618,743

	Total Communications Equipment	1,857,629

Computers & Peripherals - 2.1%
13,000	Novatel Wireless Inc. *	294,450
87,000	Quantum Corp. *	295,800
4,800	Synaptics Inc. *	229,248
20,246	Xyratex Ltd. *	388,521

	Total Computers & Peripherals	1,208,019

Electronic Equipment & Instruments - 2.4%
5,337	Anixter International Inc. *	440,036
16,227	AVX Corp.	261,255
3,100	Itron Inc. *	288,517
9,824	Nam Tai Electronics Inc.	123,586
11,290	SYNNEX Corp. *	232,122

	Total Electronic Equipment & Instruments	1,345,516

Internet Software & Services - 2.5%
5,400	Blue Coat Systems Inc. *	425,304

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
Internet Software & Services - 2.5% (continued)
16,700	Interwoven, Inc. *	$237,641
7,800	j2 Global Communications Inc. *	255,294
23,516	United Online Inc.	352,975
6,500	Vignette Corp. *	130,455

	Total Internet Software & Services	1,401,669

IT Services - 0.4%
20,928	MPS Group Inc. *	233,347

Semiconductors & Semiconductor Equipment - 4.0%
27,396	Amkor Technology Inc. *	315,602
5,600	ChipMOS TECHNOLOGIES (Bermuda) Ltd. *	33,544
6,900	Cymer Inc. *	264,891
89,905	ON Semiconductor Corp. *	1,129,207
31,639	TriQuint Semiconductor Inc. *	155,347
17,351	Zoran Corp. *	350,490

	Total Semiconductors & Semiconductor Equipment	2,249,081

Software - 3.8%
16,077	Aspen Technology Inc. *	230,223
8,500	Jack Henry & Associates Inc.	219,810
14,900	JDA Software Group Inc. *	307,834
17,750	Mentor Graphics Corp. *	268,025
7,100	MICROS Systems Inc. *	461,997
9,300	Progress Software Corp. *	281,790
981,378	Storagenetworks Inc. (a)(b)*	1
17,511	Sybase Inc. *	405,029

	Total Software	2,174,709

	TOTAL INFORMATION TECHNOLOGY	10,469,970

MATERIALS - 8.8%
Chemicals - 3.0%
4,500	CF Industries Holdings Inc.	341,595
22,203	H.B. Fuller Co.	658,985
17,721	Koppers Holdings Inc.	684,208

	Total Chemicals	1,684,788

Construction Materials - 0.8%
12,117	Eagle Materials Inc.	433,062

Containers & Packaging - 2.2%
12,324	Greif Inc., Class A Shares	747,820
12,200	Rock-Tenn Co., Class A Shares	352,580
3,000	Silgan Holdings Inc.	161,250

	Total Containers & Packaging	1,261,650

Metals & Mining - 2.8%
19,183	Commercial Metals Co.	607,142
10,521	Reliance Steel & Aluminum Co.	594,857
8,361	Steel Dynamics Inc.	390,459

	Total Metals & Mining	1,592,458

	TOTAL MATERIALS	4,971,958

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.6%
22,800	Alaska Communications Systems Group Inc.	329,460
57,628	Cincinnati Bell Inc. *	284,682
21,700	Premiere Global Services Inc. *	274,505

	Total Diversified Telecommunication Services	888,647

Wireless Telecommunication Services - 0.4%
15,300	Syniverse Holdings Inc. *	243,270

	TOTAL TELECOMMUNICATION SERVICES	1,131,917

See Notes to Schedule of Investments.

LEGG MASON PARTNERS SMALL CAP CORE FUND

Schedule of Investments (unaudited) (continued)	September 30, 2007

SHARES	SECURITY	VALUE
UTILITIES - 3.1%
Electric Utilities - 1.2%
10,900	El Paso Electric Co. *	$252,117
15,100	Portland General Electric Co.	419,780

	Total Electric Utilities	671,897

Gas Utilities - 1.4%
8,563	Energen Corp.	489,119
8,100	WGL Holdings Inc.	274,509

	Total Gas Utilities	763,628

Multi-Utilities - 0.5%
7,416	Black Hills Corp.	304,204

	TOTAL UTILITIES	1,739,729

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $48,006,909)	56,293,401

FACE AMOUNT
SHORT-TERM INVESTMENT - 0.5%
Repurchase Agreement - 0.5%
$298,000	Interest in $1,131,503,000 joint tri-party repurchase agreement dated 9/28/07 with Greenwich Capital Markets Inc., 4.950% due 10/1/07; Proceeds at maturity - $298,123; (Fully collateralized by various U.S. government agency obligations, 4.603% to 7.433% due 4/1/18 to 10/1/37; Market value - $303,961) (Cost - $298,000)	298,000

	TOTAL INVESTMENTS - 99.9% (Cost - $48,304,909#)	56,591,401
	Other Assets in Excess of Liabilities - 0.1%	47,219

	TOTAL NET ASSETS - 100.0%	$56,638,620

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Legg Mason Partners Small Cap Core Fund (the “Fund”) is a diversified investment series of the Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund, a Maryland corporation, was a diversified, open-end managemement investment company, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,192,055
Gross unrealized depreciation	(2,905,563)

Net unrealized appreciation	$8,286,492

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2007

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 28, 2007